Short-Term Borrowings (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
account receivables factored	€ 1,124	€ 1,206
loan in euro	€ 1,000	€ 1,000